Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

Note 1. Organization and Nature of Operations

Nocopi Technologies, Inc. (the “Company”) is incorporated under the laws of the State of Maryland. The Company’s main business activities are the development and distribution of document security products and the licensing of its patented reactive ink technologies for the Entertainment and Toy and the Document and Product Authentication markets in the United States and foreign countries.

On May 18, 2026, the Company entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Polymeric U.S., Inc. (“Polymeric” or the “Seller”), a Missouri corporation, and Savara Capital, a Mauritius limited company, and the sole shareholder of the Seller (the “Owner”) whereby the Seller and Owner agreed to sell its Polymeric’s business to a wholly owned subsidiary of the Company, Polymeric Nocopi, LLC (“Polymeric Nocopi”) (see Note 8). Pursuant to the Asset Purchase Agreement, the Company acquired (the “Polymeric Acquisition”) substantially all the assets of Polymeric for an aggregate purchase consideration of $2,650,000, which consisted of (a) $1,900,000 in cash, subject to customary working capital adjustments and other reductions described below, (b) the assumption by the Company of certain specified liabilities of the Seller and (c) the issuance by the Company of 500,000 shares of the Company’s common stock, par value $0.01 per share (“Common Stock”) to the Seller. On the closing date, the Company delivered to the Seller $1,750,000, which represented the cash consideration portion of the Purchase Price, less the holdback amount of $150,000. Polymeric's business operations consist primarily of the manufacture and sale of screens and digital inks.

1. Organization of the Company

Nocopi Technologies, Inc. (the “Company”) is organized under the laws of the State of Maryland. Its main business activities are the development and distribution of document security products and the licensing of its patented reactive ink technologies for the Entertainment and Toy and the Document and Product Authentication markets in the United States and foreign countries. The Company operates in one principal industry segment.